RESTRUCTURING EXPENSE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Restructuring and Other Costs Expected to Incurred or Accrued

A summary of the restructuring and other costs recognized for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Workforce	Excess	Other
	Reduction	Facilities	Exit Costs	Total
Amounts expected to be incurred	$5,641,100	$356,154	$3,436,260	$9,433,514
Amounts incurred in:
2010	961,437	356,154	385,243	1,702,834
2011	521,632	—	76,405	598,037
2012	4,158,032	—	2,054,904	6,212,936

Cumulative amount incurred as of December 31, 2012	$5,641,100	$356,154	$2,516,552	$8,513,936

Accrued Liability Associated with Restructuring Charges

As of September 30, 2013, the accrued liability associated with the restructuring charges consisted of the following:

	Workforce Reduction	Excess Facilities	Total
Accrued liability as of December 31, 2012	$1,620,956	$—	$1,620,956
Charges	—	99,004	99,004
Payments	(1,451,450)	(99,004)	(1,550,454)

Accrued liability as of September 30, 2013	$169,506	$—	$169,506

As of December 31, 2012 and 2011, the accrued liability associated with the restructuring and other related charges consisted of the following:

	Workforce	Excess
	Reduction	Facilities	Total
Accrued liability as of December 31, 2010	$163,777	$467,307	$631,084
Charges	521,632	—	521,632
Payments	(317,241)	(292,468)	(609,709)

Accrued liability as of December 31, 2011	$368,168	$174,839	$543,007
Charges	4,158,032	—	4,158,032
Payments	(2,905,244)	(174,839)	(3,080,083)

Accrued liability as of December 31, 2012	$1,620,956	$—	$1,620,956